Dividends - Additional Information (Detail) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 $ / shares	Oct. 13, 2022 shares	Aug. 03, 2022 USD ($)	Apr. 08, 2022 shares	Mar. 07, 2022 USD ($)	Nov. 08, 2021
Disclosure of Dividends [Line Items]
Dividend paid | ¥	¥ (7,628,573)	¥ 0	¥ 0
Cash dividend, declared | $						$ 0.34		$ 0.68
Outstanding shares | shares			1,231,150,560		1,145,926,797		1,144,226,418
Adjusted conversion prices of notes, per share				$ 13.45
Adjusted conversion prices of optionally convertible promissory notes, per share				$ 28.33
Bottom of range [member]
Disclosure of Dividends [Line Items]
Percentage of recurring cash dividend on consolidated net profit									20.00%
Top of range [member]
Disclosure of Dividends [Line Items]
Percentage of recurring cash dividend on consolidated net profit									40.00%